Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended	6 Months Ended
	May 31, 2021	Jun. 01, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges				$ (97)	$ (60)
Business and asset disposal				14	(154)
NET finance (cost) income				(299)	(1,388)
Decrease of income taxes				42	107
Non-controlling interest on the exceptional items				7	46
Zenzele Kabili costs				(73)
Impairment of goodwill			$ (2,500)		(2,500)
COVID-19 Costs incurred on account of unforeseen events				$ (54)	$ (78)
Disposal group discontinue operations gain loss on disposal of business		$ 1,919
The Zenzele Kabili scheme [member]
Disclosure of Exceptional Items [line items]
Zenzele Kabili costs	$ (73)
Carlton United Breweries [Member]
Disclosure of Exceptional Items [line items]
Disposal group discontinue operations gain loss on disposal of business		$ 1,919